Reverse Recapitalization - Schedule of Consolidated Statement of Cash Flows and Consolidated Statement of Stockholders Equity (Parenthetical) (Details) - shares	Sep. 24, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, shares outstanding	21,483,286	137,722,658	104,039,354
Business combination exchange ratio	5.12922%
Restricted Stock Awards
Business Acquisition [Line Items]
Number of shares unvested	5,129,222	5,129,222